Financial Assets and Other Non-current Assets - Breakdown of Assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Non-current financial assets	€ 5,339	€ 5,201
Other non-current assets	2,064	2,067
Contractual assets (Note 23)	288	325
Deferred expenses (Note 23)	1,073	1,001
Long-term receivables for taxes	315	354
Prepayments	388	387
Total	7,403	7,268
Investments
Disclosure of financial assets [line items]
Non-current financial assets	585	616	€ 497
Credits and other financial assets
Disclosure of financial assets [line items]
Non-current financial assets	602	741	981
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets	691	966	1,163
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets	945	1,049	1,019
Trade receivables | Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets	(106)	(125)	(128)
Receivables for subleases
Disclosure of financial assets [line items]
Non-current financial assets	17	14	€ 19
Long-term derivative financial assets (Note 19)
Disclosure of financial assets [line items]
Non-current financial assets	€ 2,605	€ 1,940